INITIAL PUBLIC OFFERING (Details) - USD ($)		7 Months Ended	9 Months Ended	10 Months Ended
	May 27, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Shares issued price per share			$ 10	$ 10
Offering costs		$ 6,341,403	$ 0	$ 6,351,813
Deferred underwriting commissions			$ 9,625,000	$ 9,625,000
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	27,500,000
Shares issued price per share	$ 10		$ 10	$ 10
Proceeds from issuance initial public offering	$ 275,000,000
Offering costs	16,100,000
Deferred underwriting commissions	$ 9,600,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	2,500,000
Shares issued price per share	$ 10			$ 10